Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000032073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MIDAS DISCOVERY
Accumulated Value	$ 10,000		$ 16,479	$ 17,465	$ 15,211	$ 19,859	$ 21,972	$ 17,746	$ 15,775	$ 15,493	$ 16,620	$ 49,155
C000119766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MIDAS SPECIAL OPPORTUNITIES
Accumulated Value	10,000		11,344.39	13,374.39	11,856.16	15,831.36	17,995.61	24,886.01	19,066.67	25,301.8	32,033.37	41,601.02
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)
Accumulated Value	$ 10,000		$ 11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
Standard And Poor s 500 C000119766 Index [Member]
Account Value [Line Items]
Accumulated Value				$ 13,640.09	$ 13,042.65	$ 17,149.78	$ 20,305.34	$ 26,135.01	$ 21,401.96	$ 27,028.53	$ 33,791.07	$ 39,832.91